Other Comprehensive Income (Activity/Rollforward) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pretax
Non-credit-related impairment losses (recoveries) on debt (equity) securities not expected to be sold, before-tax	$ 235,000	$ 19,215,000	$ 11,537,000
Less: Reclassification adjustment for net losses (gains) losses included in net income, pretax	6,211,000	(4,769,000)	3,681,000
Less: Reclassification adjustment for net losses (gains) losses included in net income, pretax	(15,188,000)	14,992,000	3,107,000
Amortization of net actuarial loss and prior service cost included in income, pretax	(13,106,000)	27,013,000	21,261,000
Total other comprehensive income (loss), pretax	(97,404,000)	36,110,000	36,513,000
Tax (Expense) Benefit
Non-credit-related impairment losses (recoveries) on debt (equity) securities not expected to be sold, tax (expense) benefit	(82,000)	(6,725,000)	(4,038,000)
Less: Reclassification adjustment for net losses (gains) losses included in net income, tax (expense) benefit	(2,174,000)	1,669,000	(1,288,000)
Less: Reclassification adjustment for net losses (gains) losses included in net income, tax (expense) benefit	5,316,000	(5,237,000)	(1,091,000)
Amortization of net actuarial loss and prior service cost included in income, tax (expense) benefit	4,588,000	(9,455,000)	(7,441,000)
Total other comprehensive income (loss), tax (expense) benefit	34,212,000	(13,164,000)	(12,780,000)
After-tax
Transisition obligation	153,000	12,490,000	7,499,000
Less: Reclassification adjustment for net losses (gains) losses included in net income, after-tax	4,037,000	(3,100,000)	2,393,000
Net change in unrealized holding gains (losses) on debt (equity) securities available for sale	(77,593,000)	55,305,000	64,921,000
Less: Reclassification adjustment for net losses (gains) losses included in net income, after-tax	(9,872,000)	9,755,000	2,016,000
Net change in unrealized gains (losses) on derivatives used in cash flow hedging relationships, after tax	(65,928,000)	6,186,000	5,188,000
Amortization of net actuarial loss and prior service cost included in income, net of tax	(8,518,000)	17,558,000	13,820,000
Change in pension and post-retirement benefit plan assets and liabilities, after-tax	80,176,000	(51,035,000)	(53,875,000)
Total other comprehensive income (loss)	(63,192,000)	22,946,000	23,733,000
Activity in accumulated other comprehensive income, net of tax
Beginning Balance	(150,817,000)	(173,763,000)	(197,496,000)
Period change	(63,192,000)	22,946,000	23,733,000
OCI before reclassifications	(48,839,000)
Amounts reclassified from accumulated OCI	(14,353,000)
Ending Balance	(214,009,000)	(150,817,000)	(173,763,000)
Other Comprehensive Income (Textual) [Abstract]
Unrealized losses transferred from the available for sale securities portfolio to the held to maturity securities	200,000
Unrealized gains and losses on debt securities [Member]
Pretax
Unrealized holding gains (losses) on debt (equity) securities available for sale arising during the period, pretax	(125,919,000)	90,318,000	95,586,000
Net change in unrealized holding gains (losses) on debt (equity) securities available for sale, pretax	(119,473,000)	104,764,000	110,804,000
Tax (Expense) Benefit
Unrealized holding gains (losses) on debt (equity) securities available for sale arising during the period, tax (expense) benefit	44,191,000	(32,137,000)	(33,455,000)
Net change in unrealized holding gains (losses) on debt (equity) securities available for sale, tax (expense) benefit	41,935,000	(37,193,000)	(38,781,000)
After-tax
Unrealized holding gains (losses) on debt (equity) securities available for sale arising during the period, after-tax	(81,728,000)	58,181,000	62,131,000
Net change in unrealized holding gains (losses) on debt (equity) securities available for sale	(77,538,000)	67,571,000	72,023,000
Activity in accumulated other comprehensive income, net of tax
Beginning Balance	38,304,000	(29,267,000)	(101,290,000)
Period change	(77,538,000)	67,571,000	72,023,000
Ending Balance	(39,234,000)	38,304,000	(29,267,000)
Unrealized gains and losses on equity securities [Member]
Pretax
Net change in unrealized holding gains (losses) on debt (equity) securities available for sale, pretax	151,000	344,000	612,000
Tax (Expense) Benefit
Net change in unrealized holding gains (losses) on debt (equity) securities available for sale, tax (expense) benefit	(53,000)	(120,000)	(215,000)
After-tax
Net change in unrealized holding gains (losses) on debt (equity) securities available for sale	98,000	224,000	397,000
Activity in accumulated other comprehensive income, net of tax
Beginning Balance	194,000	(30,000)	(427,000)
Period change	98,000	224,000	397,000
Ending Balance	292,000	194,000	(30,000)
Unrealized gains and losses on cash flow hedging derivatives [Member]
Pretax
Unrealized gains and losses on derivatives used in cash flow hedging relationships arising during the period, pretax	(86,240,000)	(5,476,000)	4,875,000
Net change in unrealized gains (losses) on derivatives used in cash flow hedging relationships, pretax	(101,428,000)	9,516,000	7,982,000
Tax (Expense) Benefit
Unrealized gains and losses on derivatives used in cash flow hedging relationships arising during the period, tax (expense) benefit	30,184,000	1,907,000	(1,703,000)
Net change in unrealized gains (losses) on derivatives used in cash flow hedging relationships	35,500,000	(3,330,000)	(2,794,000)
After-tax
Unrealized gains and losses on derivatives used in cash flow hedging relationships arising during the period, after-tax	(56,056,000)	(3,569,000)	3,172,000
Net change in unrealized gains (losses) on derivatives used in cash flow hedging relationships, after tax	(65,928,000)	6,186,000	5,188,000
Activity in accumulated other comprehensive income, net of tax
Beginning Balance	47,084,000	40,898,000	35,710,000
Period change	(65,928,000)	6,186,000	5,188,000
OCI before reclassifications	(56,056,000)
Amounts reclassified from accumulated OCI	(9,872,000)
Ending Balance	(18,844,000)	47,084,000	40,898,000
Accumulated Unrealized Losses for Pension and Other Post-retirement obligations [Member]
Pretax
Net actuarial gains (losses) arising during the year, pretax	136,452,000	(105,527,000)	(104,146,000)
Change in pension and post-retirement benefit plan assets and liabilities, pretax	123,346,000	(78,514,000)	(82,885,000)
Tax (Expense) Benefit
Net actuarial gains (losses) arising during the year, tax (expense) benefit	(47,758,000)	36,934,000	36,451,000
Change in pension and post-retirement benefit plan assets and liabilities, tax (expense) benefit	(43,170,000)	27,479,000	29,010,000
After-tax
Net actuarial gains (losses) arising during the year, net of tax	88,694,000	(68,593,000)	(67,695,000)
Change in pension and post-retirement benefit plan assets and liabilities, after-tax	80,176,000	(51,035,000)	(53,875,000)
Activity in accumulated other comprehensive income, net of tax
Beginning Balance	(236,399,000)	(185,364,000)	(131,489,000)
Period change	80,176,000	(51,035,000)	(53,875,000)
OCI before reclassifications	88,694,000
Amounts reclassified from accumulated OCI	(8,518,000)
Ending Balance	(156,223,000)	(236,399,000)	(185,364,000)
Equity Securities [Member] | Unrealized gains and losses on equity securities [Member]
Activity in accumulated other comprehensive income, net of tax
OCI before reclassifications	98,000
Amounts reclassified from accumulated OCI	0
Debt Securities [Member] | Unrealized gains and losses on debt securities [Member]
Activity in accumulated other comprehensive income, net of tax
OCI before reclassifications	(81,575,000)
Amounts reclassified from accumulated OCI	$ 4,037,000